Material Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Material Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements comprise the financial statements of BrasilAgro and its subsidiaries as of June 30, 2025, 2024, and 2023 as described below:

		Ownership %
		2025	2024	2023
Imobiliária Jaborandi Ltda.	Brazil	100	99.99	99.99
Imobiliária Cremaq Ltda.	Brazil	100	99.99	99.99
Imobiliária Araucária Ltda.	Brazil	100	99.99	99.99
Imobiliária Mogno Ltda.	Brazil	100	99.99	99.99
Imobiliária Cajueiro Ltda.	Brazil	100	99.99	99.99
Imobiliária Ceibo Ltda.	Brazil	100	99.99	99.99
Imobiliária Flamboyant Ltda.	Brazil	100	99.99	99.99
Palmeiras S.A.	Paraguay	100	99.99	99.99
Agropecuaria Morotí S.A.	Paraguay	100	99.99	99.99
Agrifirma Agro Ltda.	Brazil	100	99.99	99.99
Agrifirma Bahia Agropecuária Ltda.(a)	Brazil	100	99.99	99.99
Companhia Agrícola Novo Horizonte (a)	Brazil	100
Agropecuaria Acres Del Sud S.A.	Bolivia	100	100	100
Ombú Agropecuaria S.A.	Bolivia	100	100	100
Yuchán Agropecuaria S.A	Bolivia	100	100	100
Yatay Agropecuaria S.A.	Bolivia	100	100	100

(a)	Subsidiaries of Agrifirma – indirect control.

Schedule of Annual Depreciation Rates	The annual depreciation rates are described below:
Annual depreciation rates %
	2025	2024
Buildings and improvements	3	3
Equipment and facilities	7	7
Vehicles and agricultural machinery	7	7
Furniture and fixtures	10	10
Opening of areas	5	5
Stubble crops	5	5